Taxation - Schedule of Current and Deferred Portion of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current and Deferred Portion of Income Tax Expense [Abstract]
Current income tax expense	$ 739,079	$ 1,279,314
Deferred income tax benefit	(63,827)
Total income tax expense	$ 675,252	$ 1,279,314